Note 11 - Goodwill	12 Months Ended
Dec. 31, 2013
Disclosure Text Block Supplement [Abstract]
Goodwill Disclosure [Text Block]
11.	Goodwill

	Commercial Real Estate Services	Residential Real Estate Services	Property Services	Consolidated

Balance, December 31, 2011	$150,715	$158,942	$85,830	$395,487
Goodwill acquired during the period	2,667	2,074	155	4,896
Other items	(243)	(227)	-	(470)
Foreign exchange	2,169	462	101	2,732
Balance, December 31, 2012	155,308	161,251	86,086	402,645
Goodwill acquired during the period	65,517	3,293	-	68,810
Goodwill disposed during the period	-	-	(37,195)	(37,195)
Other items	-	(217)	-	(217)
Foreign exchange	(5,116)	(1,449)	(300)	(6,865)
Balance, December 31, 2013	215,709	162,878	48,591	427,178
Goodwill	245,292	162,878	48,591	456,761
Accumulated impairment loss	(29,583)	-	-	(29,583)
	$215,709	$162,878	$48,591	$427,178

A test for goodwill impairment is required to be completed annually, in the Company’s case as of August 1, or more frequently if events or changes in circumstances indicate the asset might be impaired.  No goodwill impairments were identified in 2013, 2012 or 2011.